Note 12 - Business Segment Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
12
. Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC
280
Segment Reporting
, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third
parties. The segment disclosures are presented on this basis for all years presented.

Avalon
’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon
’s golf and related operations segment consists of
three
golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging, dining, banquet and conference facilities and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, spa services and food and beverage sales.

Avalon does
not
have significant operations located outside the United States and, accordingly, geographical segment information is not
presented
. In
2017,
one
customer accounted for
12%
of the waste management services segment’s net operating revenues to external customers and
9%
of the consolidated net operating revenues. In
2016,
no
customer individually accounted for
10%
or more of Avalon’s consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of si gnificant accounting policies (See Note
2
). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated loss before taxes is as follows (in thousands):

	2017	2016
Net operating revenues from:
Waste management services:
External customer revenues	$38,398	$44,306
Intersegment revenues	-	-
Total waste management services	38,398	44,306

Golf and related operations:
External customer revenues	17,450	17,046
Intersegment revenues	67	70
Total golf and related operations	17,517	17,116

Segment operating revenues	55,915	61,422
Intersegment eliminations	(67)	(70)
Total net operating revenues	$55,848	$61,352

Income (loss) before income taxes:
Waste management services	$2,671	$2,777
Golf and related operations	294	254
Segment income before taxes	2,965	3,031
Corporate interest expense	(650)	(361)
Corporate other income (expense), net	(7)	9
General corporate expenses	(3,002)	(2,963)
Loss before income taxes	$(694)	$(284)

	2017	2016
Depreciation and amortization expense:
Waste management services	$631	$645
Golf and related operations	2,204	1,998
Corporate	161	173
Total depreciation and amortization expense	$2,996	$2,816
Interest expense :
Waste management service s	$1	$3
Golf and related operation s	48	15
Corporat e	650	361
Total interest expens e	$699	$379

Capital expenditures:
Waste management services	$115	$14
Golf and related operations	2,417	3,296
Corporate	28	79
Total capital expenditures	$2,560	$3,389

Total assets:
Waste management services	$26,449	$25,015
Golf and related operations	45,188	44,728
Corporate	49,549	51,937
Subtotal	121,186	121,680
Elimination of intersegment receivables	(55,808)	(53,782)
Total assets	$65,378	$67,898

In comparing the total assets at
December 31, 2017
with those at
December 31, 2016,
the increase in total assets of the waste management services segment of
$1.4
million is primarily a result of an increase in intersegment transactions, which are eliminated in consolidation, partially offset by a decrease in accounts receivable and to a lesser extent a lower net book value of property and equipment as a result of current year depreciation on the salt water injection wells. The increase in total assets of the golf and related operations segment of
$0.5
million is primarily due to golf course maintenance equipment acquired under capital lease agreements and capital expenditures related to the continued renovation and expansion of The Avalon Inn partially offset by current year depreciation on property and equipment and, to a lesser extent, an increase in accounts receivable. The decrease in corporate total assets of
$2.4
million is primarily due to a decrease in cash and cash equivalents utilized for the continued renovation and expansion of The Avalon Inn and required monthly cash payments made on the term loan facility and a decrease in intersegment transactions, which are eliminated in consolidation.